UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D/A
                                  Amendment No. 1

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 March 15, 2006 to March 27, 2006

 Commission File Number of issuing entity: 333-125422-56

 Bear Stearns Asset Backed Securities Trust 2006-SD1
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-125422

 Bear Stearns Asset Backed Securities I LLC.
 (Exact name of depositor as specified in its charter)

 EMC Mortgage Corporation
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)


 54-2195568
 54-2195569
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A                                _____    _____    __X___    ____________
  B-IO                             _____    _____    __X___    ____________
  M-1                              _____    _____    __X___    ____________
  M-2                              _____    _____    __X___    ____________
  M-3                              _____    _____    __X___    ____________
  M-4                              _____    _____    __X___    ____________
  R-1                              _____    _____    __X___    ____________
  R-2                              _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On May 18, 2006 a revision was made to the March 27, 2006 distribution which was made to holders of Bear Stearns Asset Backed Securities Trust 2006-SD1. The distribution report was revised because the Swap payment was calculated incorrectly for the first payment.

 The revised distribution report is attached as an Exhibit to this Form 10-D/A. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Amended monthly report distributed to holders of Bear Stearns
              Asset Backed Securities Trust 2006-SD1, relating to the March 27, 2006 distribution.


    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Bear Stearns Asset Backed Securities Trust 2006-SD1
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 Master Servicer


 /s/ Beth Belfield
 Beth Belfield, Officer


 Date: May 31, 2006

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Amended monthly report distributed to holders of Bear Stearns Asset Backed Securities Trust 2006-SD1, relating to the March 27, 2006 distribution.



 EX-99.1


Bear Stearns Asset Backed Securities
Asset Backed Certificates



Distribution Date:       3/27/2006


Bear Stearns Asset Backed Securities
Asset Backed Certificates
Series 2006-SD1


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                          Certificateholder Distribution Summary

     Class               CUSIP        Certificate            Beginning           Interest
                                     Pass-Through          Certificate       Distribution
                                             Rate              Balance
       A             07384YVF0           5.11000%       314,766,000.00         580,830.71
      M-1            07384YVG8           5.41000%        16,454,000.00          32,144.72
      M-2            07384YVH6           6.24000%         8,942,000.00          20,149.31
      M-3            07384YVJ2           6.24000%         4,650,000.00          10,478.00
      M-4            07384YVK9           6.24000%         1,788,000.00           4,028.96
     B-IO            07384YVL7           0.00000%                 0.00       1,104,317.82
      R-1            07384YVM5           0.00000%                 0.00               0.00
      R-2            07384YVN3           0.00000%                 0.00               0.00

Totals                                                  346,600,000.00       1,751,949.52


                             Certificateholder Distribution Summary (continued)

     Class              Principal           Current             Ending              Total        Cumulative
                     Distribution          Realized        Certificate       Distribution          Realized
                                               Loss            Balance                               Losses
       A             3,844,204.06              0.00     310,921,795.94       4,425,034.77              0.00
      M-1                    0.00              0.00      16,454,000.00          32,144.72              0.00
      M-2                    0.00              0.00       8,942,000.00          20,149.31              0.00
      M-3                    0.00              0.00       4,650,000.00          10,478.00              0.00
      M-4                    0.00              0.00       1,788,000.00           4,028.96              0.00
     B-IO                    0.00              0.00      11,088,330.21       1,104,317.82              0.00
      R-1                    0.00              0.00               0.00               0.00              0.00
      R-2                    0.00              0.00               0.00               0.00              0.00

Totals               3,844,204.06              0.00     353,844,126.15       5,596,153.58              0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.



                                              Principal Distribution Statement

    Class              Original          Beginning          Scheduled          UnScheduled        Accretion         Realized
                           Face        Certificate          Principal            Principal                              Loss
                         Amount            Balance       Distribution         Distribution
      A          314,766,000.00     314,766,000.00               0.00         3,844,204.06             0.00             0.00
     M-1          16,454,000.00      16,454,000.00               0.00                 0.00             0.00             0.00
     M-2           8,942,000.00       8,942,000.00               0.00                 0.00             0.00             0.00
     M-3           4,650,000.00       4,650,000.00               0.00                 0.00             0.00             0.00
     M-4           1,788,000.00       1,788,000.00               0.00                 0.00             0.00             0.00
     R-1                   0.00               0.00               0.00                 0.00             0.00             0.00
     R-2                   0.00               0.00               0.00                 0.00             0.00             0.00

Totals           346,600,000.00     346,600,000.00               0.00         3,844,204.06             0.00             0.00


                        Principal Distribution Statement (continued)

     Class                  Total             Ending             Ending              Total
                        Principal        Certificate        Certificate          Principal
                        Reduction            Balance         Percentage       Distribution
       A             3,844,204.06     310,921,795.94         0.98778711       3,844,204.06
      M-1                    0.00      16,454,000.00         1.00000000               0.00
      M-2                    0.00       8,942,000.00         1.00000000               0.00
      M-3                    0.00       4,650,000.00         1.00000000               0.00
      M-4                    0.00       1,788,000.00         1.00000000               0.00
      R-1                    0.00               0.00         0.00000000               0.00
      R-2                    0.00               0.00         0.00000000               0.00

Totals               3,844,204.06     342,755,795.94         0.98890882       3,844,204.06



                                         Principal Distribution Factors Statement

     Class             Original             Beginning             Scheduled            UnScheduled             Accretion
                           Face           Certificate             Principal              Principal
                         Amount               Balance          Distribution           Distribution
       A         314,766,000.00         1000.00000000            0.00000000            12.21289485            0.00000000
      M-1         16,454,000.00         1000.00000000            0.00000000             0.00000000            0.00000000
      M-2          8,942,000.00         1000.00000000            0.00000000             0.00000000            0.00000000
      M-3          4,650,000.00         1000.00000000            0.00000000             0.00000000            0.00000000
      M-4          1,788,000.00         1000.00000000            0.00000000             0.00000000            0.00000000
     B-IO                  0.00            0.00000000            0.00000000             0.00000000            0.00000000
      R-1                  0.00            0.00000000            0.00000000             0.00000000            0.00000000
      R-2                  0.00            0.00000000            0.00000000             0.00000000            0.00000000


                                    Principal Distribution Factors Statement (continued)

    Class                 Realized                  Total                Ending                 Ending                 Total
                              Loss              Principal           Certificate            Certificate             Principal
                                                Reduction               Balance             Percentage          Distribution
      A                 0.00000000            12.21289485          987.78710515             0.98778711           12.21289485
     M-1                0.00000000             0.00000000         1000.00000000             1.00000000            0.00000000
     M-2                0.00000000             0.00000000         1000.00000000             1.00000000            0.00000000
     M-3                0.00000000             0.00000000         1000.00000000             1.00000000            0.00000000
     M-4                0.00000000             0.00000000         1000.00000000             1.00000000            0.00000000
     B-IO               0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
     R-1                0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
     R-2                0.00000000             0.00000000            0.00000000             0.00000000            0.00000000


NOTE: All Classes are Per 1,000 Denomination



                                                 Interest Distribution Statement

     Class          Accrual           Accrual              Current          Beginning             Current            Payment of
                     Dates              Days           Certificate       Certificate/             Accrued        Unpaid Interest
                                                              Rate           Notional            Interest          Shortfall (1)
                                                                              Balance
       A       03/14/06 - 03/26/06       13               5.11000%     314,766,000.00          580,830.71                   0.00
      M-1      03/14/06 - 03/26/06       13               5.41000%      16,454,000.00           32,144.72                   0.00
      M-2      03/14/06 - 03/26/06       13               6.24000%       8,942,000.00           20,149.31                   0.00
      M-3      03/14/06 - 03/26/06       13               6.24000%       4,650,000.00           10,478.00                   0.00
      M-4      03/14/06 - 03/26/06       13               6.24000%       1,788,000.00            4,028.96                   0.00
     B-IO                      N/A      N/A               0.00000%     357,688,330.21                0.00                   0.00
      R-1                      N/A      N/A               0.00000%               0.00                0.00                   0.00
      R-2                      N/A      N/A               0.00000%               0.00                0.00                   0.00
Totals                                                                                         647,631.70                   0.00




                                     Interest Distribution Statement (continued)

      Class                Current       Non-Supported             Total          Remaining                   Ending
                          Interest            Interest          Interest    Unpaid Interest             Certificate/
                      Shortfall(1)           Shortfall      Distribution       Shortfall(1)                 Notional
                                                                                                             Balance
        A                     0.00                0.00        580,830.71               0.00           310,921,795.94
       M-1                    0.00                0.00         32,144.72               0.00            16,454,000.00
       M-2                    0.00                0.00         20,149.31               0.00             8,942,000.00
       M-3                    0.00                0.00         10,478.00               0.00             4,650,000.00
       M-4                    0.00                0.00          4,028.96               0.00             1,788,000.00
      B-IO                    0.00                0.00      1,104,317.82               0.00           353,844,126.15
       R-1                    0.00                0.00              0.00               0.00                     0.00
       R-2                    0.00                0.00              0.00               0.00                     0.00

Totals                        0.00                0.00      1,751,949.52               0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

                                         Interest Distribution Factors Statement

     Class                Original          Current              Beginning                 Current           Payment of
                              Face      Certificate            Certificate/                Accrued       Unpaid Interest
                            Amount             Rate                Notional               Interest         Shortfall (1)
                                                                    Balance
       A            314,766,000.00         5.11000%           1000.00000000             1.84527779            0.00000000
      M-1            16,454,000.00         5.41000%           1000.00000000             1.95361128            0.00000000
      M-2             8,942,000.00         6.24000%           1000.00000000             2.25333371            0.00000000
      M-3             4,650,000.00         6.24000%           1000.00000000             2.25333333            0.00000000
      M-4             1,788,000.00         6.24000%           1000.00000000             2.25333333            0.00000000
     B-IO                     0.00         0.00000%              0.00000000             0.00000000            0.00000000
      R-1                     0.00         0.00000%              0.00000000             0.00000000            0.00000000
      R-2                     0.00         0.00000%              0.00000000             0.00000000            0.00000000

                                      Interest Distribution Factors Statement (continued)

     Class                   Current          Non-Supported                 Total       Remaining Unpaid               Ending
                            Interest               Interest              Interest               Interest          Certificate/
                        Shortfall(1)              Shortfall          Distribution           Shortfall(1)              Notional
                                                                                                                       Balance
       A                  0.00000000             0.00000000            1.84527779             0.00000000          987.78710515
      M-1                 0.00000000             0.00000000            1.95361128             0.00000000         1000.00000000
      M-2                 0.00000000             0.00000000            2.25333371             0.00000000         1000.00000000
      M-3                 0.00000000             0.00000000            2.25333333             0.00000000         1000.00000000
      M-4                 0.00000000             0.00000000            2.25333333             0.00000000         1000.00000000
     B-IO                 0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
      R-1                 0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
      R-2                 0.00000000             0.00000000            0.00000000             0.00000000            0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

NOTE: All Classes are Per 1,000 Denomination


                                        CERTIFICATEHOLDER ACCOUNT STATEMENT

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                                5,404,535.56
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                   294,103.76
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                      0.00
     Swap/Cap Payments                                                                                    38,858.43
Total Deposits                                                                                         5,737,497.75

Withdrawals
     Swap Payments                                                                                             0.00
     Reserve Funds and Credit Enhancements                                                                     0.00
     Reimbursement for Servicer Advances                                                                       0.00
     Total Administration Fees                                                                           141,344.17
     Payment of Interest and Principal                                                                 5,596,153.58
Total Withdrawals (Pool Distribution Amount)                                                           5,737,497.75

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.



                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    108,219.29
Additional Servicing Fee - EMC Mortgage Corp.                                            29,547.99
Master Servicing Fee - Wells Fargo Bank, N.A.                                             3,576.89
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               141,344.17

*Servicer Payees include: BANK OF AMERICA (NY); EMC MTG CORP; WELLS FARGO BANK, N.A.


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                 Supplemental Interest Reserve Fund                0.00                0.00              0.00               0.00
                                                           Hedge Funds

                                       Account Name                            Funds In (A)      Funds Out(B)  Net Amount(A - B)

                    Interest Rate Swap - BSFP, Inc.                              501,194.37        462,335.94          38,858.43

                                     COLLATERAL STATEMENT
Collateral Description                                                               Mixed ARM
Weighted Average Gross Coupon                                                        6.283991%
Weighted Average Net Coupon                                                          5.920928%
Weighted Average Pass-Through Rate                                                   5.809799%
Weighted Average Remaining Term                                                            339

Beginning Scheduled Collateral Loan Count                                                1,990
Number Of Loans Paid In Full                                                                19
Ending Scheduled Collateral Loan Count                                                   1,971

Beginning Scheduled Collateral Balance                                          357,688,331.00
Ending Scheduled Collateral Balance                                             353,844,126.15
Ending Actual Collateral Balance at 28-Feb-2006                                 354,102,745.74

Monthly P&I Constant                                                              2,084,321.39
Special Servicing Fee                                                                     0.00
Prepayment Penalty Waived Amount                                                          0.00
Prepayment Penalty Waived Count                                                              0
Prepayment Penalty Paid Amount                                                            0.00
Prepayment Penalty Paid Count                                                                0
Realized Loss Amount                                                                      0.00
Cumulative Realized Loss                                                                  0.00

Scheduled Principal                                                                 289,651.17
Unscheduled Principal                                                             3,632,974.44


                            Additional Reporting - Deal Level



                                 Miscellaneous Reporting
Overcollateralization Amount                                                11,088,330.21
OC Deficiency Amount                                                           536,540.54
OC Reduction Amount                                                                  0.00
Specified OC Amount                                                         11,624,870.75
Excess Cash                                                                  1,143,176.25


                                   Structural Reporting
Stepdown Date                                                                          NO


                                 Trigger Event Reporting
Step Up Trigger
     Calculated Value                                                           0.000000%
     Threshold Value                                                            0.000000%
     Trigger Result                                                                  Pass
Realized Loss Event Trigger
     Calculated Value                                                           0.000000%
     Threshold Value                                                            0.000000%
     Trigger Result                                                                   N/A
Delinquency Event Trigger
     Calculated Value                                                           5.629476%
     Threshold Value                                                            5.999962%
     Trigger Result                                                                  Pass


                               LOAN STATUS STRATIFICATION/CREDIT ENHANCEMENT STATEMENT

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      178                 0                    0                   0                    178
             25,786,301.06       0.00                 0.00                0.00                 25,786,301.06

60 Days      85                  0                    0                   0                    85
             14,168,581.30       0.00                 0.00                0.00                 14,168,581.30

90 Days      31                  0                    0                   0                    31
             5,236,670.27        0.00                 0.00                0.00                 5,236,670.27

120 Days     3                   0                    0                   0                    3
             544,606.88          0.00                 0.00                0.00                 544,606.88

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       297                 0                    0                   0                    297
             45,736,159.51       0.00                 0.00                0.00                 45,736,159.51

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      9.030949%           0.000000%            0.000000%           0.000000%            9.030949%
             7.282152%           0.000000%            0.000000%           0.000000%            7.282152%

60 Days      4.312532%           0.000000%            0.000000%           0.000000%            4.312532%
             4.001263%           0.000000%            0.000000%           0.000000%            4.001263%

90 Days      1.572806%           0.000000%            0.000000%           0.000000%            1.572806%
             1.478856%           0.000000%            0.000000%           0.000000%            1.478856%

120 Days     0.152207%           0.000000%            0.000000%           0.000000%            0.152207%
             0.153799%           0.000000%            0.000000%           0.000000%            0.153799%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       15.068493%          0.000000%            0.000000%           0.000000%            15.068493%
             12.916070%          0.000000%            0.000000%           0.000000%            12.916070%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                     294,103.76






                REO Detail - All Mortgage Loans in REO during Current Period


 Summary                                                             12 Month REO History*
 New REO Loans                                                     Month        REO Percentage
     Loans in REO                              0                   Apr-05            0.000%
     Original Principal Balance             0.00                   May-05            0.000%
     Current Actual Balance                 0.00                   Jun-05            0.000%
                                                                   Jul-05            0.000%
 Current REO Total                                                 Aug-05            0.000%
     Loans in REO                              0                   Sep-05            0.000%
     Original Principal Balance             0.00                   Oct-05            0.000%
     Current Actual Balance                 0.00                   Nov-05            0.000%
                                                                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%
                                                                   Mar-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period


              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period


 Summary                                                           12 Month Foreclosure History*
 New Foreclosure Loans                                             Month     Foreclosure Percentage
     Loans in Foreclosure                      0                   Apr-05            0.000%
     Original Principal Balance             0.00                   May-05            0.000%
     Current Actual Balance                 0.00                   Jun-05            0.000%
                                                                   Jul-05            0.000%
 Current Foreclosure Total                                         Aug-05            0.000%
     Loans in Foreclosure                      0                   Sep-05            0.000%
     Original Principal Balance             0.00                   Oct-05            0.000%
     Current Actual Balance                 0.00                   Nov-05            0.000%
                                                                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%
                                                                   Mar-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.




           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance

                                       No Foreclosure Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest

                                     No Foreclosure Loans this Period



              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period


 Summary                                                             12 Month Bankruptcy History*
 New Bankruptcy Loans                                              Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                   Apr-05            0.000%
     Original Principal Balance             0.00                   May-05            0.000%
     Current Actual Balance                 0.00                   Jun-05            0.000%
                                                                   Jul-05            0.000%
 Current Bankruptcy Total                                          Aug-05            0.000%
     Loans in Bankruptcy                       0                   Sep-05            0.000%
     Original Principal Balance             0.00                   Oct-05            0.000%
     Current Actual Balance                 0.00                   Nov-05            0.000%
                                                                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%
                                                                   Mar-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance

                                              No Bankruptcy Loans this Period



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest

                                              No Bankruptcy Loans this Period


               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


Summary



   MDR                                                          SDA
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  MDR: Current vs. 12mo Average*                               SDA: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Apr-2005             N/A             N/A                        Apr-2005              N/A               N/A
         May-2005             N/A             N/A                        May-2005              N/A               N/A
         Jun-2005             N/A             N/A                        Jun-2005              N/A               N/A
         Jul-2005             N/A             N/A                        Jul-2005              N/A               N/A
         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006             N/A             N/A                        Feb-2006              N/A               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




   CDR                                                          Loss Severity Approximation
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  CDR: Current vs. 12mo Average*                          Loss Severity: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Apr-2005             N/A             N/A                        Apr-2005              N/A               N/A
         May-2005             N/A             N/A                        May-2005              N/A               N/A
         Jun-2005             N/A             N/A                        Jun-2005              N/A               N/A
         Jul-2005             N/A             N/A                        Jul-2005              N/A               N/A
         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006             N/A             N/A                        Feb-2006              N/A               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR /(WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 - ((WAS
- 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Loss Severity Approximation for current period: sum(Realized Loss Amount)/sum(Beg Scheduled Balance of Liquidated Loans)










                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                  19       3,464,718.14       3,421,317.03          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00          0             0.00            0.00       213,454.09


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Group 1               0064006553            CA              39.66       01-Mar-2005        232,000.00        228,683.50
       Group 1               0143773471            DC              90.00       01-Jun-2005        238,500.00        236,528.13
       Group 1               0225781673            OR              98.39       01-Jun-2003        152,506.00        144,416.81
       Group 1               1170016273            UT              89.33       01-May-2004        138,467.00        134,880.95
       Group 1               1170016457            MN              99.97       01-Dec-2005        176,453.00        175,554.69
       Group 1               1170016864            MD              94.43       01-Dec-2003        273,847.00        265,675.50
       Group 1               1172003876            IL             102.24       01-Dec-2005        143,131.14        142,276.14
       Group 1               1172005439            MI              99.22       01-Nov-2003        124,019.00        120,508.80
       Group 2               0022441703            WA              89.77       01-May-2003        117,600.00        112,590.98
       Group 2               0086100278            NJ              76.19       01-May-2005        288,000.00        291,452.89
       Group 2               0086518750            IL              76.80       01-Jun-2005         96,000.00         96,953.36
       Group 2               0133302273            RI              70.00       01-Jan-2004        151,900.00        149,924.44
       Group 2               0140661091            CA               9.26       01-Dec-2004         50,000.00         49,330.96
       Group 2               0143121333            NM              61.03       01-May-2005         59,500.00         59,067.92
       Group 2               0143183374            PA              94.52       01-May-2005        146,500.00        145,106.60
       Group 2               0143842557            FL              84.48       01-Jun-2005        490,000.00        486,166.67
       Group 2               0144798659            NY              90.00       01-Jun-2005        130,500.00        129,065.28
       Group 2               1172005208            FL              98.15       01-May-2004        143,295.00        138,837.48
       Group 2               1900001100            MN              79.92       01-Apr-2005        312,500.00        312,499.25


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Group 1              0064006553       Loan Paid in Full           0              5.625%             360              12
       Group 1              0143773471       Loan Paid in Full           0              7.125%             360               9
       Group 1              0225781673       Loan Paid in Full           0              6.000%             360              33
       Group 1              1170016273       Loan Paid in Full           0              5.625%             360              22
       Group 1              1170016457       Loan Paid in Full           0              6.000%             327               3
       Group 1              1170016864       Loan Paid in Full           0              6.000%             360              27
       Group 1              1172003876       Loan Paid in Full           0              7.750%             261               3
       Group 1              1172005439       Loan Paid in Full           0              6.500%             360              28
       Group 2              0022441703       Loan Paid in Full           0              5.375%             360              34
       Group 2              0086100278       Loan Paid in Full           0              7.125%             360              10
       Group 2              0086518750       Loan Paid in Full           0              7.125%             360               9
       Group 2              0133302273       Loan Paid in Full           0             10.125%             360              26
       Group 2              0140661091       Loan Paid in Full           0              7.125%             360              15
       Group 2              0143121333       Loan Paid in Full           0              8.250%             360              10
       Group 2              0143183374       Loan Paid in Full           0              6.875%             360              10
       Group 2              0143842557       Loan Paid in Full           0              7.375%             360               9
       Group 2              0144798659       Loan Paid in Full           0              8.000%             360               9
       Group 2              1172005208       Loan Paid in Full           0              5.250%             360              22
       Group 2              1900001100       Loan Paid in Full           0              6.375%             360              11


                                            Prepayment - Voluntary Prepayments

  Summary
     SMM                                   CPR                                      PSA
     Current Month            1.016%       Current Month             11.536%        Current Month                 408.714%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Apr-2005          N/A           N/A                          Apr-2005          N/A           N/A
         May-2005          N/A           N/A                          May-2005          N/A           N/A
         Jun-2005          N/A           N/A                          Jun-2005          N/A           N/A
         Jul-2005          N/A           N/A                          Jul-2005          N/A           N/A
         Aug-2005          N/A           N/A                          Aug-2005          N/A           N/A
         Sep-2005          N/A           N/A                          Sep-2005          N/A           N/A
         Oct-2005          N/A           N/A                          Oct-2005          N/A           N/A
         Nov-2005          N/A           N/A                          Nov-2005          N/A           N/A
         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006          N/A           N/A                          Feb-2006          N/A           N/A
         Mar-2006      11.536%           N/A                          Mar-2006     408.714%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period


                                         Repurchases

                                     Current
               Loan                Scheduled                 Current                  Current
             Number                  Balance                    Rate                  Payment

                                  No Repurchases this Period



                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 3.500             0                0.00            0.000
     3.500    3.999            30        9,358,473.23            2.645
     4.000    4.499            29        8,274,198.88            2.338
     4.500    4.999            85       23,353,509.82            6.600
     5.000    5.499           188       44,684,391.60           12.628
     5.500    5.999           342       64,845,409.02           18.326
     6.000    6.499           473       73,044,174.46           20.643
     6.500    6.999           355       58,064,278.07           16.410
     7.000    7.499           205       41,190,278.30           11.641
     7.500    7.999           103       14,884,643.22            4.207
     8.000    8.499            68        7,724,229.70            2.183
     8.500    8.999            36        3,121,390.76            0.882
     9.000    9.499            26        2,498,754.21            0.706
     9.500    9.999            13        1,009,437.20            0.285
    10.000   10.499            10        1,038,382.93            0.293
    10.500   10.999             5          352,562.27            0.100
    11.000   11.499             2          374,856.37            0.106
    11.500   11.999             0                0.00            0.000
    12.000   12.499             0                0.00            0.000
    12.500   12.999             0                0.00            0.000
    13.000   13.499             0                0.00            0.000
 >= 13.750                      1           25,156.11            0.007
              Total         1,971      353,844,126.15          100.000

                                                 Supplemental Reporting

Distribution Date
The 25th day of each calendar month after the initial issuance of the Certificates, or if such 25th day is not a
Business Day, the next succeeding Business Day, commencing in March 2006.

Interest Accrual Period
The accrual period for the offered certificates will be the period from and including the preceding distribution date
(or from the closing date, in the case of the first distribution date) to and including the day prior to the current distribution date. Investors will be notified of a pass-through rate adjustment through the monthly distribution reports.

Interest Determination Date
Shall mean the second LIBOR Business Day preceding the commencement of each Interest Accrual Period.

LIBOR Business Day
Shall mean a day on which banks are open for dealing in foreign currency and exchange in London and New York City.

One Month LIBOR
With respect to any Interest Accrual Period and the LIBOR Certificates, the rate determined by the Securities
Administrator on the related Interest Determination Date on the basis of the rate for U.S. dollar deposits for one month that appears on Telerate Screen Page 3750 as of 11:00 a.m. (London time) on such Interest Determination Date. If such rate does not appear on such page (or such other page as may replace that page on that service, or if such service is no longer offered, such other service for displaying One-Month Rate is available, One-Month LIBOR shall be One-Month
LIBOR applicable to the preceding Interest Accrual Period. The establishment of One-Month LIBOR on each Interest
Determination Date by the Securities Administrator and the Securities Administrator's calculation of the rate of interest applicable to the LIBOR Certificates for the related Interest Accrual Period shall, in the absence of manifest error, be final and binding. LIBOR or comparable rates as may be reasonably selected by the Securities Administrator),
One-Month LIBOR for the applicable Interest Accrual Period will be the Reference Bank Rate. If no such quotations can be obtained by the Securities Administrator and no Reference Bank.

Closing Date
March 14, 2006.

Specified Overcollateralization Amount
With respect to the Mortgage Loans the first Distribution Date, $0. With respect to the Mortgage Loans and any subsequent Distribution Date (i) prior to the Stepdown Date, 3.25% of the aggregate Cut-off Date Principal Balance of the Mortgage Loans and (ii) on and after the Stepdown Date, provided a Trigger Event is not in effect, the greater of
(a) 6.50% of the Stated Principal Balance of the Mortgage Loans as of the last day of the related Due Period (after reduction for Realized Losses incurred during the related Due Period and prepayments received during the related
Prepayment Period) and (b) the Overcollateralization Floor or (iii) on and after the Stepdown Date and if a Trigger
Event is in effect, the Specified Overcollateralization Amount for the immediately preceding Distribution Date.

Rocord Date
With respect to each Class of Certificates (except the Adjustable Rate Certificates) and (a) the first Distribution
Date, the Closing Date, and (b) with respect to any other Distribution Date, the close of business on the last Business
Day of the month preceding the month in which such Distribution Date occurs. With respect to the Adjustable Rate
Certificates and any Distribution Date, so long as such Certificates are Book-Entry Certificates, the Business Day
preceding such Distribution Date, and otherwise, the close of business on the last Business Day of the month preceding the month in which such Distribution Date occurs.

Servicer Remittance Date
With respect to each Mortgage Loan and related Servicer, the date set forth in the related Servicing Agreement, when the related Servicer is required to remit funds in the related Protected Account to the Master Servicer.
